Income Taxes - Reconciliation of Reserve for Uncertain Tax Positions, Excluding Interest and Penalties (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross balance at January 1,	$ 37,721	$ 37,156	$ 130,837	$ 161,256
Additions based on tax positions related to current year	1,347	26,463	20,266	934
Additions for tax positions of prior years	0	21,465	206	224
Reductions for tax positions of prior years	(5)	(12,331)	(109,330)	(28,542)
Expiration of statutes	(1,907)	(9,310)	(4,258)	(1,629)
Tax settlements	0	0	0	(1,406)
Gross balance at December 31,	37,156	63,443	37,721	130,837
Related tax benefits	(384)	(384)	(384)	(400)
Net reserve at December 31,	$ 36,772	$ 63,059	$ 37,337	$ 130,437